Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Leases
Leases

Note 12 – Leases

As of June 30, 2022 operating lease right of use asset as follow:

June 30, 2022
(Unaudited)
Initial recognition as of April 8, 2022	$450,630
Less: Accumulated amortization	$(4,981)
Foreign exchange translation loss	$(18,772)
Balance as of June 30, 2022	$426,877

As of June 30, 2022, operating lease liability as follow:

June 30, 2022
(Unaudited)
Initial recognition as of April 8, 2022	$450,630
Add: Finance cost	$7,108
Foreign exchange translation loss	$(19,142)
Balance as of June 30, 2022	$438,596